Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
19.	INCOME TAXES

(Loss) income from continuing operations, before income tax and discontinued operations attributable to different jurisdictions was as follows:

	Years ended December 31,
	2013	2012	2011
Russia	(608,551)	(617,919)	1,419,818
Switzerland	(583,963)	2,394	(57,874)
British Virgin Islands	38,129	16,808	5,467
Romania	(87,006)	(340,988)	(161,294)
Lithuania	1,048	(10,832)	(1,542)
Kazakhstan	(4,524)	(13,107)	10,558
USA	(101,977)	(114,985)	36,397
Other	(163,910)	212,428	(53,845)

Total	(1,510,754)	(866,201)	1,197,685

	Years ended December 31,
	2013	2012	2011
Current income tax expense (benefit)
Russia	106,032	238,207	320,700
Switzerland	312	(4,369)	8,919
Romania	—	(94)	1,153
Lithuania	—	—	—
Kazakhstan	—	—	700
USA	(527)	8	31
Other	3,061	6,812	15,355

	108,878	240,564	346,858
Deferred income tax expense (benefit)
Russia	4,120	16,193	18,414
Switzerland	(2,187)	1,434	(999)
Romania	—	(14,450)	(592)
Lithuania	6	(116)	234
Kazakhstan	195	327	294
USA	(54,430)	(54,773)	2,052
Other	(2,940)	3,666	(49)

	(55,236)	(47,719)	19,354

Total income tax expense	53,642	192,845	366,212

In January 2013, the Group created the consolidated group of taxpayers in accordance with additions to part one of the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No. 321-FZ. As of January 1, 2013, the consolidated group of taxpayers consisted of 16 subsidiaries of the Group, together with Mechel OAO, which is the responsible taxpayer under the agreement. As of January 1, 2014, the number of subsidiaries included in the consolidated group of taxpayers increased to 20 participants.

For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognized in the accompanying consolidated financial statements in the amount determined by the Group in accordance with ASC 740.

Taxes represent the Group’s provision for profit tax. During 2011-2013, income tax was calculated at 20% of taxable profit in Russia, at 10.8% in Switzerland, at 16% in Romania, at 15% in Lithuania, at 20% in Kazakhstan. The Group’s subsidiaries incorporated in Liechtenstein and British Virgin Islands are exempt from profit tax. In June 2011, new amendments in the tax legislation of the U.S. resulted in the decrease in tax rate to 39.55% in 2013, 40.0% in 2012 from 40.5% in 2009-2011. Amendments in the tax legislation of the United Kingdom resulted in the decrease in tax rate from 24% in 2010-2012 to 23% since 1 April 2013 and to 21% since 1 April 2014. In December 2010 the tax legislation of Ukraine was amended to decrease the statutory income tax rate gradually from 25% in 2010 to 23% from April 1, 2011, 21% from January 1, 2012, 19% from January 1, 2013 and 16% from January 1, 2014 and thereafter.

The changes in income tax rates are effective from January 1 in each of the respective years. For the years ended December 31, 2013, 2012 and 2011, the effect of these changes in the total amount of $5,125, $7,976 and $6,569 respectively, was recognized as a decrease in the income tax expense in the Group’s statement of operations and comprehensive income (loss).

The reconciliation between the income tax (benefit) expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax expense reported in the financial statements is as follows:

	Years ended December 31,
	2013	2012	2011
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	(302,151)	(173,240)	239,537
Effects of other jurisdictions and permanent differences:
Non-deductible expenses and non-taxable income, net	135,599	240,708	11,905
Social expenditures	4,629	3,822	9,331
Change in valuation allowance	185,675	123,758	71,928
Change in unrecognized tax benefits under ASC 740	61,230	17,598	(2,285)
Different tax rates in foreign jurisdictions	(20,448)	(15,370)	8,324
Fines and penalties related to taxes	631	5,988	2,122
Change in tax rate and tax legislation	(5,125)	(7,976)	(4,135)
Effect from intragroup transactions	—	—	28,002
Effect from disposal of subsidiaries	16,874	—	—
Other permanent differences	(23,272)	(2,443)	1,483

Income tax expense, as reported	53,642	192,845	366,212

The deferred tax balances were calculated by applying the currently enacted statutory tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	December 31, 2013	December 31, 2012
Deferred tax assets, current:
Inventory	8,163	13,791
Net operating loss carry-forwards	3,252	61,170
Bad debt allowance	11,083	6,416
Timing difference in cost recognition	29,202	20,698
Accrued liabilities	11,803	10,004
Vacation provision	2,269	2,512
Other	5,973	5,859

Total deferred tax asset, current	71,745	120,450
Valuation allowance for deferred tax assets, current	(4,444)	(62,254)

Total deferred tax asset net of valuation allowance, current	67,301	58,196

Deferred tax assets, non-current:
Net operating loss carry-forwards	829,809	621,694
Asset retirement obligation	4,773	8,212
Property, plant and equipment	29,112	62,221
Pension obligations	19,317	19,579
Other	5,164	3,667

Total deferred tax assets, non-current	888,175	715,373
Valuation allowance for deferred tax assets, non-current	(598,998)	(484,144)

Total deferred tax asset net of valuation allowance, non-current	289,177	231,229

Total deferred tax asset, net	356,478	289,425

	December 31, 2013	December 31, 2012
Deferred tax liabilities, current:
Timing difference in revenue recognition	2,146	5,399
Timing difference in cost recognition	4,995	6,941
Inventories	43,646	37,518
Bad debt allowance	6,621	9,258
Other	12,696	9,312

Total deferred tax liabilities, current	70,104	68,428

Deferred tax liabilities, non-current:
Property, plant and equipment	404,248	406,445
Mineral licenses	929,139	969,278
Timing difference in cost recognition	3,057	825
Other	30,486	18,546

Total deferred tax liabilities, non-current	1,366,930	1,395,094

Total deferred tax liability	1,437,034	1,463,522

A deferred tax liability of approximately $2,868 and $3,667 as of December 31, 2013 and, 2012, respectively, has not been recognized for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, a deferred tax liability of $51,369 and $74,410 as of December 31, 2013 and 2012, respectively, has not been recognized for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group has both the ability and intention to effect a tax-free reorganization or merger of major subsidiaries into Mechel.

For financial reporting purposes, a valuation allowance is recognized to reflect management’s estimate for realization of the deferred tax assets. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences. Deferred tax assets on net operating loss carry forwards which are considered to be realized in the future, are mostly related to the Russian and U.S. jurisdictions. For the Russian and U.S. income tax purposes, certain subsidiaries of the Group have accumulated tax losses incurred primarily in 2009-2011 and 2013, which may be carried forward for use against their future income within 10 years in the full amounts.

As of December 31, 2013 and 2012, deferred tax assets on net operating loss carry forwards for statutory income tax purposes amounted to $833,061 and $682,864, respectively. As management concluded that the utilization of a substantial portion of such losses is not probable, the valuation allowances in the amount of $579,128 and $499,986 were recorded against net operating loss carry forwards by the Group as of December 31, 2013 and 2012, respectively.

Unrecognized tax benefits

Unrecognized income tax benefits of $78,332, including interest and penalties of $13,789, as of December 31, 2013 and $20,202, including interest and penalties of $3,499, as of December 31, 2012 were recorded by the Group in the accompanying consolidated balance sheets.

The reconciliation of the beginning and ending amount of unrecognized income tax benefits, net of interest and penalties, is as follows:

	2013	2012
Unrecognized income tax benefits at the beginning of year	16,703	1,752
Increases as a result of tax positions taken during a prior period	52,567	—
Increases as a result of tax positions taken during the current period	—	14,537
Decreases as a result of tax positions taken during the current period	(1,806)	—
Translation difference	(2,921)	414

Unrecognized income tax benefits at the end of year	64,543	16,703

All unrecognized income tax benefits, if recognized, would affect the effective tax rate. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes. The Group recognized interest and penalties of $10,468 and $3,061 for the years ended December 31, 2013 and 2012, respectively.

As of December 31, 2013, the tax years ended December 31, 2011-2013 remained subject to examination by Russian tax authorities. As of December 31, 2013, the tax years ended December 31, 2008-2013 remained subject to examination by Swiss, Liechtenstein, Belgium and the U.S. tax authorities. In some companies certain periods were reviewed by the tax authorities and based on the history the Group believes that probability of the repetitive review is less than 10%. Based on the underlying purchase agreement, any tax risks, which may be identified by the U.S. tax authorities for the period before the date of acquisition of the BCG Companies, will be imposed to the Seller of the BCG Companies.

Although the Group believes it is more likely than not that all recognized income tax benefits would be sustained upon examination, the Group has recognized some income tax benefits that have a reasonable possibility of successfully being challenged by the tax authorities.

On January 9, 2014, the Group failed to sustain its position in the court with respect to the income tax claims in the amount of 3.6 billion rubles ($118,120), including penalties and fines. The Group does not intend to appeal the decision. Income tax benefits in respect of this position were recognized in the consolidated financial statements of the Group as of December 31, 2013.